Financial Risk Management, Objectives and Policies (Details) - Schedule of Financial Derivative Instruments in the Table below are the Gross Undiscounted Cash Flows S/ in Thousands	Dec. 31, 2022 PEN (S/)
Financial Risk Management, Objectives and Policies (Details) - Schedule of Financial Derivative Instruments in the Table below are the Gross Undiscounted Cash Flows [Line Items]
Inflows	S/ 88,968
Outflows	(1,627)
Net	87,341
Discounted at the applicable interbank rates	86,893
Less than 3 months [Member]
Financial Risk Management, Objectives and Policies (Details) - Schedule of Financial Derivative Instruments in the Table below are the Gross Undiscounted Cash Flows [Line Items]
Inflows	88,968
Outflows	(1,627)
Net	87,341
Discounted at the applicable interbank rates	86,893
3 to 12 months [[Member]
Financial Risk Management, Objectives and Policies (Details) - Schedule of Financial Derivative Instruments in the Table below are the Gross Undiscounted Cash Flows [Line Items]
Inflows
Outflows
Net
Discounted at the applicable interbank rates
1 to 5 years [Member]
Financial Risk Management, Objectives and Policies (Details) - Schedule of Financial Derivative Instruments in the Table below are the Gross Undiscounted Cash Flows [Line Items]
Inflows
Outflows
Net
Discounted at the applicable interbank rates